Notes Payable - (Related Parties status of outstanding notes) (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Note Outstanding 1 [Member] William Shell Survivor's Trust [Member]		Dec. 31, 2012 Note Outstanding 1 [Member] Giffoni Family Trust [Member]		Dec. 31, 2012 Note Outstanding 1 [Member] Lisa Liebman [Member]		Dec. 31, 2012 Note Outstanding 2 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 2 [Member] Giffoni Family Trust [Member]	Dec. 31, 2012 Note Outstanding 2 [Member] Lisa Liebman [Member]	Dec. 31, 2012 Note Outstanding 3 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 3 [Member] Giffoni Family Trust [Member]	Dec. 31, 2012 Note Outstanding 3 [Member] Lisa Liebman [Member]	Dec. 31, 2012 Note Outstanding 4 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 4 [Member] Lisa Liebman [Member]	Dec. 31, 2012 Note Outstanding 5 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 5 [Member] Lisa Liebman [Member]	Dec. 31, 2012 Note Outstanding 6 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 7 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 8 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 9 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 10 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 11 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 12 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 13 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 14 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 15 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 16 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 17 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 18 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 19 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 20 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 21 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 22 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 23 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 24 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 25 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 26 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 27 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 28 [Member] Afh Holdings and Advisory Llc [Member]		Dec. 31, 2012 Note Outstanding 29 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 30 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 32 [Member] William Shell Survivor's Trust [Member]
Notes Payable [Line Items]
Note Amount	$ 5,568,390		$ 57,276	[1]	$ 136,666	[2]	$ 80,000	[3]	$ 200,000	$ 100,000	$ 170,000	$ 200,000	$ 100,000	$ 120,000	$ 150,000	$ 30,000	$ 150,000	$ 100,000	$ 52,000	$ 200,000	$ 125,000	$ 140,000	$ 115,000	$ 25,000	$ 200,000	$ 250,000	$ 200,000	$ 240,000	$ 75,000	$ 150,000	$ 250,000	$ 100,000	$ 200,000	$ 150,000	$ 110,000	$ 220,000	$ 190,000	$ 175,000	$ 220,000	$ 95,000	$ 335,448	[4]	$ 7,000	$ 50,000	$ 100,000
Interest Rate			6.00%	[1]	6.00%	[2]	3.95%	[3]	3.25%	3.25%	3.95%	3.25%	3.25%	3.95%	3.25%	3.95%	3.25%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	8.50%	[4]	3.95%	12.00%	12.00%
Notes Payable-Related Parties: Short-term	5,032,942	1,775,561
Long-term	535,448
Less Unamortized discount	149,739
Net Long-term	$ 385,709
Debt Instrument, Issuance Date			Jan. 31, 2011		Jan. 31, 2012		Sep. 01, 2011		May 04, 2011	May 04, 2011	Oct. 17, 2011	Jun. 12, 2012	Jun. 12, 2011	Nov. 08, 2011	Jun. 18, 2011	Apr. 01, 2012	Aug. 19, 2011	Jan. 19, 2012	Sep. 23, 2011	Sep. 28, 2011	Oct. 20, 2011	Nov. 22, 2011	Dec. 07, 2011	Jan. 18, 2012	Jan. 31, 2012	Feb. 01, 2012	Feb. 15, 2012	Feb. 29, 2012	Mar. 15, 2012	Mar. 28, 2012	Apr. 11, 2012	Apr. 19, 2012	Apr. 26, 2012	May 02, 2012	May 10, 2012	May 24, 2012	May 25, 2012	Jun. 13, 2012	Jun. 27, 2012	Jul. 05, 2012	Jul. 20, 2012		Oct. 12, 2012	Dec. 04, 2012	Dec. 07, 2012
Promissory note, maturity date					Dec. 01, 2012					May 04, 2016			Jun. 12, 2016																												Jul. 20, 2014
Debt Instrument, Maturity Date, Description			On Demand				On Demand		On Demand		On Demand	On Demand		On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand			On Demand	On Demand	On Demand

[1]	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interest in its notes listed above to the William Shell Survivor's Trust. The William Shell Survivor's Trust then assigned its interest in certain of the notes to Lisa Liebman.
[2]	Or on the consummation of the Company's initial public offering.
[3]	Lisa Liebman is married to William E. Shell. M.D., Chief Executive Officer of the Company.
[4]	Mr.Amir F.Heshmatpour is the managing partner of AFH Advisory and may be considered to have beneficial ownership of AFH Advisory's interests in the Company.